Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Accumulated benefit obligation	$ 886,215	$ 794,919
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Accumulated benefit obligation	$ 39,125	$ 33,894